Income Taxes (Tables)	12 Months Ended
Dec. 31, 2015
Income Taxes [Abstract]
Components Of Income (Loss) Before Provision/(Benefit) For Income Taxes

Income (Loss) From Continuing Operations Before Benefit (Provision) for Income Taxes (dollars in millions)

	Years Ended December 31,
	2015	2014	2013
U.S. operations	$238.8	$342.4	$374.2
Non-U.S. operations	339.7	338.4	360.0
Income from continuing operations before benefit / (provision) for income taxes	$578.5	$680.8	$734.2

Schedule Of Provision/(Benefit) For Income Taxes

(Benefit) Provision for Income Taxes (dollars in millions)

	Years Ended December 31,
	2015	2014	2013
Current U.S. federal income tax provision	$0.3	$0.9	$0.1
Deferred U.S. federal income tax provision / (benefit)	(563.6)	(405.6)	18.9
Total federal income tax (benefit) / provision	(563.3)	(404.7)	19.0
Current state and local income tax provision	5.8	6.9	6.0
Deferred state and local income tax (benefit) / provision	(20.0)	2.1	1.0
Total state and local income tax (benefit) / provision	(14.2)	9.0	7.0
Total non-U.S. income tax provision	82.4	1.2	66.5
Total (benefit) / provision for income taxes	$(495.1)	$(394.5)	$92.5
Continuing operations	$(488.4)	$(397.9)	$83.9
Discontinued operations	(6.7)	3.4	8.6
Total (benefit) / provision for income taxes	$(495.1)	$(394.5)	$92.5

Schedule Of Percentage Of Pretax Income

Percentage of Pretax Income Years Ended December 31 (dollars in millions)

	Effective Tax Rate
	2015			2014			2013
Continuing Operations	Pretax Income	Income tax expense (benefit)	Percent of pretax income	Pretax (loss)	Income tax expense (benefit)	Percent of pretax (loss)	Pretax (loss)	Income tax expense (benefit)	Percent of pretax income (loss)
Federal income tax rate	$578.5	$202.4	35.0%	$680.8	$238.3	35.0%	$734.2	$256.9	35.0%
Increase (decrease) due to:
State and local income taxes, net of federal income tax benefit		(8.7)	(1.5)		9.0	1.3		6.2	0.8
Lower tax rates applicable to non-U.S. earnings		(88.7)	(15.3)		(99.7)	(14.6)		(97.1)	(13.2)
International income subject to U.S. tax		50.2	8.7		46.0	6.8		55.7	7.6
Unrecognized tax expense (benefit)		4.5	0.8		(269.2)	(39.5)		0.3	–
Deferred income taxes on international unremitted earnings		30.2	5.2		(7.8)	(1.2)		(24.7)	(3.4)
Valuation allowances		(693.8)	(120.0)		(313.3)	(46.0)		(100.6)	(13.7)
International tax settlements		(3.5)	(0.6)		(1.1)	(0.2)		(11.2)	(1.5)
Other		19.0	3.2		(0.1)	–		(1.6)	(0.2)
Effective Tax Rate - Continuing operations		$(488.4)	(84.5)%		$(397.9)	(58.4)%		$83.9	11.4%

	Effective Tax Rate
	2015			2014			2013
Discontinued Operation
Federal income tax rate	$(17.1)	$(6.0)	35.0%	$55.9	$19.6	35.0%	$39.9	$14.0	35.0%
Increase (decrease) due to:
State and local income taxes, net of federal income tax benefit		(0.7)	3.7		(0.1)	(0.1)		0.7	1.7
Lower tax rates applicable to non-U.S. earnings		–	–		1.5	2.7		15.3	38.5
International income subject to U.S. tax		–	–		(2.7)	(4.7)		(17.9)	(44.9)
Valuation Allowances		–	–		(14.9)	(26.7)		(3.5)	(8.8)
Effective Tax Rate - Discontinued operation		$(6.7)	38.7%		$3.4	6.2%		$8.6	21.5%
Total Effective Tax Rate		$(495.1)	(88.2)%		$(394.5)	(53.5)%		$92.5	11.9%

Schedule Of Tax Effects Of Deferred Income Tax Assets And Liabilities

Components of Deferred Income Tax Assets and Liabilities (dollars in millions)

	December 31,
	2015	2014
Deferred Tax Assets:
Net operating loss (NOL) carry forwards	$2,779.4	$2,837.0
Loans and direct financing leases	18.5	48.5
Basis difference in loans	288.2	–
Provision for credit losses	164.3	163.7
Accrued liabilities and reserves	183.1	91.7
FSA adjustments - aircraft and rail contracts	27.1	46.1
Deferred stock-based compensation	46.1	29.5
Other	126.5	135.1
Total gross deferred tax assets	3,633.2	3,351.6
Deferred Tax Liabilities:
Operating leases	(1,953.7)	(1,797.6)
Basis difference in mortgage backed securities	(145.4)	–
Basis difference in federal home loan bank stock	(33.0)	–
Non-U.S. unremitted earnings	(145.9)	(162.0)
Unrealized foreign exchange gains	(47.3)	(19.3)
Goodwill and intangibles	(123.8)	(62.4)
Other	(40.7)	(32.6)
Total deferred tax liabilities	(2,489.8)	(2,073.9)
Total net deferred tax asset before valuation allowances	1,143.4	1,277.7
Less: Valuation allowances	(341.0)	(1,122.4)
Net deferred tax asset (liability) after valuation allowances	$802.4	$155.3

Reconciliation Of The Beginning And Ending Amount Of Unrecognized Tax Benefits

Unrecognized Tax Benefits (dollars in millions)

	Liabilities for Unrecognized Tax Benefits	Interest/ Penalties	Grand Total
Balance at December 31, 2014	$53.7	$13.3	$67.0
Additions for tax positions related to prior years	35.1	18.2	53.3
Reductions for tax positions of prior years	(9.6)	(0.3)	(9.9)
Income Tax Audit Settlements	(17.0)	(3.1)	(20.1)
Expiration of statutes of limitations	(9.9)	(8.3)	(18.2)
Foreign currency revaluation	(5.6)	(1.8)	(7.4)
Balance at December 31, 2015	$46.7	$18.0	$64.7